Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
		As of June 30, 2024	As of December 31, 2023

Prepaid expenses		$352,117	$3,461
Advance to supplier	(1)	2,281,640	505,763
Loans to third parties		-	57,747
Receivable from redemption on short-term investment	(2)	-	2,371,942
Prepayment for investment		313,977	971,845
Prepayment for long-term loan acquisition cost	(3)	1,242,679	-
Other receivables		607,293	229,918
Interest receivable		2,636	364,833
Prepaid value added tax (“VAT”)	(4)	1,259,829	1,972,748
Deposits for leases		15,408	31,222
Subtotal		6,075,579	6,509,479
Less: allowance for prepaid expenses and other current assets		(137,605)	(546,526)
Total		$5,937,974	$5,962,953
(1)	The Company prepaid its vendors for electricity and graphite anode materials, including single granular coke, secondary granular coke, and mixed batches of single particle and secondary coke and etc.

(2)	In February 2021, the Company entered into an investment agreement with Viner Total investment Fund to invest in the Fund with the total investment consideration of $8,000,000. On August 2, 2023, the Company redeemed its investment in the fund with a redemption value of $3,282,770, all of which had been received as of June 30, 2024.

(3)	CCB and the Company have been negotiating for a long-term loan for the construction of the Company’s additional 50,000-ton manufacturing facilities. The purpose of the prepayment was to estimate the engineering cost for 50,000-ton manufacturing facilities. The Company has not entered into the loan contract with CCB as of the date of this unaudited condensed consolidated financial statement.

(4)

The amount of VAT payable is determined by applying the applicable tax rate to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). The Company’s input VAT exceeded output VAT as the Company purchased inventory and plant, property and equipment for manufacturing graphite anode materials as of June 30, 2024 and December 31, 2023.